Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated December 19, 2011
to the Statutory Prospectus for Institutional, Class P, Administrative and Class D Shares of
Allianz Funds
Dated November 1, 2011

Disclosure Related to
Allianz AGIC International Fund (the “Fund”)

Effective February 1, 2012, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.
Allianz AGIC International Fund
The Fund will change its name to the “Allianz AGIC International Managed Volatility Fund.” All references to the Fund will be changed to “Allianz AGIC International Managed Volatility Fund.” In connection with this change, a reduction in the applicable advisory fee rate, a new administrative fee waiver, and changes to the Fund’s investment strategy will also take effect, effective February 1, 2012, as described in greater detail below.
The fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund
		Distribution		Total		Operating
		and/or		Annual		Expenses
		Service		Fund		After
	Management	(12b-1)	Other	Operating	Expense	Expense
Share Class	Fees	Fees	Expenses	Expenses	Reductions(1)	Reductions(1)
Institutional	0.80%	None	0.01%	0.81%	(0.20)%	0.61%
Class P	0.90	None	0.02	0.92	(0.20)	0.72
Administrative	0.80	0.25%	0.01	1.06	(0.20)	0.86
Class D	0.90	0.25	0.02	1.17	(0.20)	0.97

(1)	Effective February 1, 2012, AGIFM has voluntarily agreed to observe, through January 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of “Management Fees”), which reduces the contractual fee rate by 0.20%. Management Fees have been restated to reflect current fee rates.
Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$62	$239	$430	$983
Class P	74	273	490	1,113
Administrative	88	317	565	1,276
Class D	99	352	624	1,403
Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be restated in its entirety as follows:
The Fund seeks to achieve its objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a goal of minimizing standard deviation of returns. The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. The portfolio’s holdings reflect a careful consideration of the volatility profile and risk-adjusted excess return potential of the individual holdings in addition to the portfolio’s total risk-adjusted return potential.
Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:
Prior to February 1, 2012, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.

Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz AGIC International Fund,” the second paragraph in the description of the Fund’s Principal Investment Strategies will be replaced with the following:
The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. The portfolio management team believes that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. The portfolio’s holdings reflect a careful consideration of the volatility profile and risk-adjusted excess return potential of the individual holdings in addition to the portfolio’s total risk-adjusted return potential.
In connection with the changes described above, a portion of the portfolio assets of the Fund will be sold in connection with the repositioning. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses), in each case with reference to any capital loss carryforwards, during or with respect to the year of sale. Such distributions will be taxable to shareholders that hold their shares in a taxable account.
A shareholder may redeem shares of the Fund at any time, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161
ALLIANZ FUNDS
Supplement Dated December 19, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011

Disclosure Related to
Allianz AGIC International Fund (the “Fund”)

Effective February 1, 2012, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.
Allianz AGIC International Fund
The Fund will change its name to the “Allianz AGIC International Managed Volatility Fund.” All references to the Fund will be changed to “Allianz AGIC International Managed Volatility Fund.” In connection with this change, a reduction in the applicable advisory fee rate, a new administrative fee waiver, and changes to the Fund’s investment strategy will also take effect, effective February 1, 2012, as described in greater detail below.
The fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:
Shareholder Fees (fees paid directly from your investment)

Maximum Contingent
Deferred Sales Charge
	Maximum Sales Charge	(CDSC) (Load)(as a
	(Load) Imposed on Purchases	percentage of the lower of
	(as a percentage of offering	original purchase price or
Share Class	price)	NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total
						Annual
						Fund
				Total		Operating
		Distribution		Annual		Expenses
		and/or		Fund		After
	Management	Service	Other	Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses	Expenses	Reductions(2)	Reductions(2)
Class A	0.90%	0.25%	0.01%	1.16%	(0.20)%	0.96%
Class C	0.90	1.00	0.01	1.91	(0.20)	1.71
Class R	0.90	0.50	0.01	1.41	(0.20)	1.21

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

(2)	Effective February 1, 2012, AGIFM has voluntarily agreed to observe, through January 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of “Management Fees”), which reduces the contractual fee rate by 0.20%. Management Fees have been restated to reflect current fee rates.
Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your				Example: Assuming you do not redeem
	shares at the end of each period				your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$643	$879	$1,135	$1,865	$643	$879	$1,135	$1,865
Class C	274	581	1,013	2,216	174	581	1,013	2,216
Class R	123	427	752	1,674	123	427	752	1,674
Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be restated in its entirety as follows:
The Fund seeks to achieve its objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.
The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a goal of minimizing standard deviation of returns. The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. The portfolio’s holdings reflect a careful consideration of the volatility profile and risk-adjusted excess return potential of the individual holdings in addition to the portfolio’s total risk-adjusted return potential.
Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:
Prior to February 1, 2012, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
Within the subsection entitled “Principal Investments and Strategies of Each Fund — Allianz AGIC International Fund,” the second paragraph in the description of the Fund’s Principal Investment Strategies will be replaced with the following:
The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. The portfolio management team believes that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. The portfolio’s holdings reflect a careful consideration of the volatility profile and risk-adjusted excess return potential of the individual holdings in addition to the portfolio’s total risk-adjusted return potential.
In connection with the changes described above, a portion of the portfolio assets of the Fund will be sold in connection with the repositioning. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains in excess of net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains in excess of net realized long-term capital losses), in each case with reference to any capital loss carryforwards, during or with respect to the year of sale. Such distributions will be taxable to shareholders that hold their shares in a taxable account.

A shareholder may redeem shares of the Fund at any time, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.
Please retain this Supplement for future reference.